Income Taxes - Changes in Company's Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 165	$ 182	$ 133
Increase based on tax positions related to the current year	5	14	18
Decrease based on tax positions related to the current year	(1)	(1)	(1)
Increase based on tax positions related to prior years	83	21	41
Decrease based on tax positions related to prior years	(62)	(46)	(9)
Decrease due to lapse of statute of limitations	(3)	(5)
Ending balance	$ 187	$ 165	$ 182